UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2012



[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA FIRST START GROWTH FUND
OCTOBER 31, 2012

                                                                      (Form N-Q)

48449-1212                                   (C)2012, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA FIRST START GROWTH FUND
October 31, 2012 (unaudited)

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            EQUITY SECURITIES (70.4%)

            COMMON STOCKS (45.5%)

            CONSUMER DISCRETIONARY (5.9%)
            -----------------------------
            ADVERTISING (0.1%)
    1,300   Arbitron, Inc.                                                             $         47
    1,700   Omnicom Group, Inc.                                                                  82
                                                                                       ------------
                                                                                                129
                                                                                       ------------
            APPAREL RETAIL (0.9%)
    4,300   Body Central Corp.*                                                                  43
    4,400   Finish Line, Inc. "A"                                                                92
    4,700   Foot Locker, Inc.                                                                   157
   15,000   Gap, Inc.                                                                           536
   10,100   Ross Stores, Inc.                                                                   616
   17,500   TJX Companies, Inc.                                                                 728
                                                                                       ------------
                                                                                              2,172
                                                                                       ------------
            APPAREL, ACCESSORIES & LUXURY GOODS (0.2%)
    6,900   Coach, Inc.                                                                         387
    3,600   True Religion Apparel, Inc.                                                          92
                                                                                       ------------
                                                                                                479
                                                                                       ------------
            AUTO PARTS & EQUIPMENT (0.3%)
   18,300   Delphi Automotive plc                                                               575
    3,200   Federal-Mogul Corp.*                                                                 24
    2,200   Lear Corp.                                                                           94
                                                                                       ------------
                                                                                                693
                                                                                       ------------
            AUTOMOBILE MANUFACTURERS (0.3%)
   39,200   Ford Motor Co.                                                                      438
    5,900   Thor Industries, Inc.                                                               224
                                                                                       ------------
                                                                                                662
                                                                                       ------------
            BROADCASTING (0.2%)
    6,700   Belo Corp. "A"                                                                       50
   14,100   CBS Corp. "B"                                                                       457
                                                                                       ------------
                                                                                                507
                                                                                       ------------
            CABLE & SATELLITE (0.7%)
   21,100   Comcast Corp. "A"                                                                   792
   13,800   DIRECTV*                                                                            705
      400   Liberty Global, Inc. "A"*                                                            24
                                                                                       ------------
                                                                                              1,521
                                                                                       ------------
            CATALOG RETAIL (0.2%)
    7,900   HSN, Inc.                                                                           411
                                                                                       ------------
            COMPUTER & ELECTRONICS RETAIL (0.0%)
    1,100   Systemax, Inc.*                                                                      12
                                                                                       ------------

================================================================================

1  | USAA First Start Growth Fund

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            DEPARTMENT STORES (0.4%)
    4,800   Dillard's, Inc. "A"                                                        $        369
   17,100   Macy's, Inc.                                                                        651
                                                                                       ------------
                                                                                              1,020
                                                                                       ------------
            DISTRIBUTORS (0.1%)
    3,100   Genuine Parts Co.                                                                   194
                                                                                       ------------
            FOOTWEAR (0.3%)
    9,600   Crocs, Inc.*                                                                        121
    5,000   NIKE, Inc. "B"                                                                      457
                                                                                       ------------
                                                                                                578
                                                                                       ------------
            GENERAL MERCHANDISE STORES (0.2%)
    8,600   Dollar Tree, Inc.*                                                                  343
    3,300   Target Corp.                                                                        210
                                                                                       ------------
                                                                                                553
                                                                                       ------------
            HOME IMPROVEMENT RETAIL (0.4%)
   14,400   Home Depot, Inc.                                                                    884
                                                                                       ------------
            HOMEFURNISHING RETAIL (0.0%)
    1,500   Bed Bath & Beyond, Inc.*                                                             86
                                                                                       ------------
            HOTELS, RESORTS & CRUISE LINES (0.0%)
    1,300   Interval Leisure Group, Inc.                                                         25
                                                                                       ------------
            HOUSEHOLD APPLIANCES (0.1%)
    2,300   Whirlpool Corp.                                                                     225
                                                                                       ------------
            HOUSEWARES & SPECIALTIES (0.1%)
    1,700   Libbey, Inc.*                                                                        30
    4,800   Tupperware Brands Corp.                                                             284
                                                                                       ------------
                                                                                                314
                                                                                       ------------
            LEISURE PRODUCTS (0.2%)
    5,400   Polaris Industries, Inc.                                                            456
    7,200   Smith & Wesson Holding Corp.*                                                        69
                                                                                       ------------
                                                                                                525
                                                                                       ------------
            MOTORCYCLE MANUFACTURERS (0.1%)
    3,500   Harley-Davidson, Inc.                                                               164
                                                                                       ------------
            MOVIES & ENTERTAINMENT (0.2%)
    3,900   Carmike Cinemas, Inc.*                                                               53
    7,500   Walt Disney Co.                                                                     368
                                                                                       ------------
                                                                                                421
                                                                                       ------------
            PUBLISHING (0.3%)
      500   John Wiley & Sons, Inc. "A"                                                          22
   12,800   McGraw-Hill Companies, Inc.                                                         707
                                                                                       ------------
                                                                                                729
                                                                                       ------------
            RESTAURANTS (0.5%)
    1,600   AFC Enterprises, Inc.*                                                               41
      200   Biglari Holdings, Inc.*                                                              71
    2,400   Bob Evans Farms, Inc.                                                                91
    6,100   McDonald's Corp.                                                                    529
    2,500   Panera Bread Co. "A"*                                                               422
                                                                                       ------------
                                                                                              1,154
                                                                                       ------------
            SPECIALTY STORES (0.1%)
    2,000   PetSmart, Inc.                                                                      133
                                                                                       ------------
            TEXTILES (0.0%)
    1,900   Unifi, Inc.*                                                                         27
                                                                                       ------------
            Total Consumer Discretionary                                                     13,618
                                                                                       ------------

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            CONSUMER STAPLES (3.5%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.7%)
   24,800   Archer-Daniels-Midland Co.                                                 $        666
    7,400   Bunge Ltd.                                                                          526
    8,400   Ingredion, Inc.                                                                     516
                                                                                       ------------
                                                                                              1,708
                                                                                       ------------
            DRUG RETAIL (0.5%)
   20,400   CVS Caremark Corp.                                                                  946
    3,800   Walgreen Co.                                                                        134
                                                                                       ------------
                                                                                              1,080
                                                                                       ------------
            FOOD RETAIL (0.3%)
   24,300   Kroger Co.                                                                          613
      200   Whole Foods Market, Inc.                                                             19
                                                                                       ------------
                                                                                                632
                                                                                       ------------
            HOUSEHOLD PRODUCTS (0.8%)
      600   Colgate-Palmolive Co.                                                                63
    2,100   Kimberly-Clark Corp.                                                                175
   23,700   Procter & Gamble Co.                                                              1,641
                                                                                       ------------
                                                                                              1,879
                                                                                       ------------
            HYPERMARKETS & SUPER CENTERS (0.5%)
    2,000   Costco Wholesale Corp.                                                              197
   10,900   Wal-Mart Stores, Inc.                                                               818
                                                                                       ------------
                                                                                              1,015
                                                                                       ------------
            PACKAGED FOODS & MEAT (0.1%)
   16,400   Tyson Foods, Inc. "A"                                                               276
                                                                                       ------------
            PERSONAL PRODUCTS (0.0%)
    1,300   Medifast, Inc.*                                                                      33
      600   USANA Health Sciences, Inc.*                                                         26
                                                                                       ------------
                                                                                                 59
                                                                                       ------------
            SOFT DRINKS (0.6%)
    9,100   Coca Cola Enterprises, Inc.                                                         286
   16,000   Coca-Cola Co.                                                                       595
    1,700   Dr. Pepper Snapple Group, Inc.                                                       73
    7,300   PepsiCo, Inc.                                                                       505
                                                                                       ------------
                                                                                              1,459
                                                                                       ------------
            Total Consumer Staples                                                            8,108
                                                                                       ------------
            ENERGY (5.2%)
            -------------
            INTEGRATED OIL & GAS (2.9%)
   17,100   Chevron Corp.                                                                     1,885
   38,300   Exxon Mobil Corp.                                                                 3,492
   12,900   Hess Corp.                                                                          674
    4,500   Murphy Oil Corp.                                                                    270
    4,300   Occidental Petroleum Corp.                                                          339
                                                                                       ------------
                                                                                              6,660
                                                                                       ------------
            OIL & GAS DRILLING (0.1%)
    5,900   Ensco plc "A"                                                                       341
                                                                                       ------------
            OIL & GAS EQUIPMENT & SERVICES (0.6%)
   13,200   Helix Energy Solutions Group, Inc.*                                                 228
   11,300   Oceaneering International, Inc.                                                     591
    3,200   Oil States International, Inc.*                                                     234
    5,500   Schlumberger Ltd.                                                                   383

================================================================================

3  | USAA First Start Growth Fund

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
    1,600   Tidewater, Inc.                                                            $         76
                                                                                       ------------
                                                                                              1,512
                                                                                       ------------
            OIL & GAS EXPLORATION & PRODUCTION (0.9%)
    8,700   Apache Corp.                                                                        720
    2,200   Cabot Oil & Gas Corp.                                                               103
   15,000   ConocoPhillips                                                                      868
    3,500   EOG Resources, Inc.                                                                 408
                                                                                       ------------
                                                                                              2,099
                                                                                       ------------
            OIL & GAS REFINING & MARKETING (0.6%)
   12,500   Marathon Petroleum Corp.                                                            687
   10,250   Phillips 66 Co.                                                                     483
    2,200   Tesoro Corp.                                                                         83
    4,600   Valero Energy Corp.                                                                 134
      600   Western Refining, Inc.                                                               15
                                                                                       ------------
                                                                                              1,402
                                                                                       ------------
            OIL & GAS STORAGE & TRANSPORTATION (0.1%)
    3,500   Williams Companies, Inc.                                                            122
                                                                                       ------------
            Total Energy                                                                     12,136
                                                                                       ------------
            FINANCIALS (7.1%)
            -----------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.4%)
    3,100   BlackRock, Inc.                                                                     588
    2,400   Franklin Resources, Inc.                                                            307
                                                                                       ------------
                                                                                                895
                                                                                       ------------
            CONSUMER FINANCE (0.4%)
   11,200   Discover Financial Services                                                         459
    1,800   Nelnet, Inc. "A"                                                                     44
   19,800   SLM Corp.                                                                           348
                                                                                       ------------
                                                                                                851
                                                                                       ------------
            DIVERSIFIED BANKS (0.8%)
   11,000   U.S. Bancorp                                                                        365
   44,100   Wells Fargo & Co.                                                                 1,486
                                                                                       ------------
                                                                                              1,851
                                                                                       ------------
            INSURANCE BROKERS (0.0%)
    2,800   Marsh & McLennan Companies, Inc.                                                     95
                                                                                       ------------
            INVESTMENT BANKING & BROKERAGE (0.5%)
    9,000   Goldman Sachs Group, Inc.                                                         1,102
                                                                                       ------------
            LIFE & HEALTH INSURANCE (0.3%)
    9,600   MetLife, Inc.                                                                       341
    1,500   Primerica, Inc.                                                                      42
    5,200   Symetra Financial Corp.                                                              62
    8,100   Unum Group                                                                          164
                                                                                       ------------
                                                                                                609
                                                                                       ------------
            MULTI-LINE INSURANCE (0.5%)
   18,600   American International Group, Inc.*                                                 650
    2,500   Assurant, Inc.                                                                       94
   30,000   Genworth Financial, Inc. "A"*                                                       179
    5,100   HCC Insurance Holdings, Inc.                                                        182
    2,000   Loews Corp.                                                                          84
                                                                                       ------------
                                                                                              1,189
                                                                                       ------------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.1%)
   14,200   Bank of America Corp.                                                               132
   25,000   Citigroup, Inc.                                                                     935

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
   36,500   JPMorgan Chase & Co.                                                       $      1,521
                                                                                       ------------
                                                                                              2,588
                                                                                       ------------
            PROPERTY & CASUALTY INSURANCE (0.7%)
    7,700   ACE Ltd.                                                                            606
    6,500   Berkshire Hathaway, Inc. "B"*                                                       561
    2,900   Chubb Corp.                                                                         223
    2,000   ProAssurance Corp.                                                                  179
                                                                                       ------------
                                                                                              1,569
                                                                                       ------------
            REAL ESTATE DEVELOPMENT (0.0%)
    2,000   Forestar Group, Inc.*                                                                32
                                                                                       ------------
            REAL ESTATE SERVICES (0.1%)
    4,500   Jones Lang LaSalle, Inc.                                                            350
                                                                                       ------------
            REGIONAL BANKS (0.7%)
   10,100   BB&T Corp.                                                                          292
    3,000   Fifth Third Bancorp                                                                  44
   45,800   Huntington Bancshares, Inc.                                                         293
   50,500   KeyCorp                                                                             425
    4,600   PNC Financial Services Group, Inc.                                                  268
   26,800   Regions Financial Corp.                                                             175
    1,800   Sterling Financial Corp.                                                             38
    6,700   SunTrust Banks, Inc.                                                                182
                                                                                       ------------
                                                                                              1,717
                                                                                       ------------
            REITs - DIVERSIFIED (0.2%)
    4,600   Vornado Realty Trust                                                                369
    3,200   Winthrop Realty Trust, Inc.                                                          35
                                                                                       ------------
                                                                                                404
                                                                                       ------------
            REITs - INDUSTRIAL (0.0%)
    5,900   First Industrial Realty Trust, Inc.*                                                 79
                                                                                       ------------
            REITs - MORTGAGE (0.3%)
   14,800   American Capital Agency Corp.                                                       489
   19,400   Resource Capital Corp.                                                              113
                                                                                       ------------
                                                                                                602
                                                                                       ------------
            REITs - OFFICE (0.2%)
   14,400   CommonWealth REIT                                                                   198
    5,200   Franklin Street Properties Corp.                                                     59
    7,200   Piedmont Office Realty Trust, "A"                                                   128
                                                                                       ------------
                                                                                                385
                                                                                       ------------
            REITs - RESIDENTIAL (0.1%)
    3,300   Camden Property Trust                                                               217
                                                                                       ------------
            REITs - RETAIL (0.3%)
   18,600   General Growth Properties                                                           366
    7,900   Inland Real Estate Corp.                                                             64
    1,700   Simon Property Group, Inc.                                                          259
                                                                                       ------------
                                                                                                689
                                                                                       ------------
            REITs - SPECIALIZED (0.5%)
    3,300   American Tower Corp.                                                                248
    1,000   Chatham Lodging Trust                                                                13
   15,500   DiamondRock Hospitality Co.                                                         131
    9,200   HCP, Inc.                                                                           408
   11,100   Hospitality Properties Trust                                                        257
    7,400   RLJ Lodging Trust                                                                   132
    2,900   Summit Hotel Properties, Inc.                                                        24
                                                                                       ------------
                                                                                              1,213
                                                                                       ------------
            Total Financials                                                                 16,437
                                                                                       ------------

================================================================================

5  | USAA First Start Growth Fund

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            HEALTH CARE (5.8%)
            ------------------
            BIOTECHNOLOGY (1.1%)
    1,600   Alexion Pharmaceuticals, Inc.*                                             $        145
    7,900   Amgen, Inc.                                                                         684
    5,400   Biogen Idec, Inc.*                                                                  746
   10,900   Celgene Corp.*                                                                      799
      800   Genomic Health, Inc.*                                                                25
      900   Myriad Genetics, Inc.*                                                               23
    2,800   United Therapeutics Corp.*                                                          128
                                                                                       ------------
                                                                                              2,550
                                                                                       ------------
            HEALTH CARE EQUIPMENT (1.1%)
    2,400   Baxter International, Inc.                                                          150
    1,200   Becton, Dickinson and Co.                                                            91
    1,000   C.R. Bard, Inc.                                                                      96
    3,400   CareFusion Corp.*                                                                    90
    3,900   Covidien plc                                                                        214
    2,200   Hill-Rom Holdings, Inc.                                                              62
    1,050   Intuitive Surgical, Inc.*                                                           569
    1,800   Masimo Corp.*                                                                        40
    7,200   Medtronic, Inc.                                                                     299
      400   Orthofix International N.V.*                                                         16
    9,100   St. Jude Medical, Inc.                                                              348
   11,700   Stryker Corp.                                                                       616
    1,300   Thoratec Corp.*                                                                      47
                                                                                       ------------
                                                                                              2,638
                                                                                       ------------
            HEALTH CARE TECHNOLOGY (0.1%)
    2,000   Computer Programs and Systems, Inc.                                                  97
    2,400   Quality Systems, Inc.                                                                42
                                                                                       ------------
                                                                                                139
                                                                                       ------------
            LIFE SCIENCES TOOLS & SERVICES (0.1%)
    2,900   Bruker Corp.*                                                                        35
    1,400   Charles River Laboratories International, Inc.*                                      52
    3,200   Life Technologies Corp.*                                                            157
      800   Thermo Fisher Scientific, Inc.                                                       49
                                                                                       ------------
                                                                                                293
                                                                                       ------------
            MANAGED HEALTH CARE (1.0%)
   14,200   Aetna, Inc.                                                                         621
    4,100   CIGNA Corp.                                                                         209
    6,600   Humana, Inc.                                                                        490
   17,800   UnitedHealth Group, Inc.                                                            997
                                                                                       ------------
                                                                                              2,317
                                                                                       ------------
            PHARMACEUTICALS (2.4%)
   19,200   Abbott Laboratories                                                               1,258
    1,000   Bristol-Myers Squibb Co.                                                             33
   20,100   Eli Lilly and Co.                                                                   978
   12,600   Johnson & Johnson                                                                   892
   10,900   Merck & Co., Inc.                                                                   497
   70,000   Pfizer, Inc.                                                                      1,741
    1,200   Warner Chilcott plc "A"                                                              14
      800   Watson Pharmaceuticals, Inc.*                                                        69
                                                                                       ------------
                                                                                              5,482
                                                                                       ------------
            Total Health Care                                                                13,419
                                                                                       ------------
            INDUSTRIALS (4.6%)
            ------------------
            AEROSPACE & DEFENSE (1.1%)
    5,400   Alliant Techsystems, Inc.                                                           309
    4,200   Esterline Technologies Corp.*                                                       243

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
    9,700   General Dynamics Corp.                                                     $        660
    5,200   Honeywell International, Inc.                                                       319
    6,200   Huntington Ingalls Industries, Inc.*                                                263
   10,100   Northrop Grumman Corp.                                                              694
    1,400   Raytheon Co.                                                                         79
                                                                                       ------------
                                                                                              2,567
                                                                                       ------------
            BUILDING PRODUCTS (0.2%)
    7,700   Lennox International, Inc.                                                          385
                                                                                       ------------
            CONSTRUCTION & ENGINEERING (0.1%)
    9,700   URS Corp.                                                                           325
                                                                                       ------------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.6%)
    9,600   AGCO Corp.*                                                                         437
      500   American Railcar Industries*                                                         15
    5,400   Cummins, Inc.                                                                       505
      900   NACCO Industries, Inc. "A"                                                           45
    9,400   Oshkosh Corp.*                                                                      282
    4,300   Titan International, Inc.                                                            90
                                                                                       ------------
                                                                                              1,374
                                                                                       ------------
            DIVERSIFIED SUPPORT SERVICES (0.1%)
    6,800   Copart, Inc.*                                                                       196
                                                                                       ------------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.5%)
   13,400   Emerson Electric Co.                                                                649
    6,000   EnerSys*                                                                            207
    1,700   Hubbell, Inc. "B"                                                                   142
      900   Roper Industries, Inc.                                                               98
                                                                                       ------------
                                                                                              1,096
                                                                                       ------------
            HEAVY ELECTRICAL EQUIPMENT (0.1%)
   10,000   Babcock & Wilcox Co.*                                                               258
                                                                                       ------------
            INDUSTRIAL CONGLOMERATES (0.7%)
   78,100   General Electric Co.                                                              1,645
                                                                                       ------------
            INDUSTRIAL MACHINERY (0.4%)
      400   Crane Co.                                                                            17
    2,300   Dover Corp.                                                                         134
    1,800   Harsco Corp.                                                                         36
      900   Hyster-Yale Materials Handling, Inc. "B"(a)                                          37
    7,900   Ingersoll-Rand plc                                                                  372
    1,500   L.B. Foster Co. "A"                                                                  49
    1,700   Mueller Industries, Inc.                                                             74
    2,600   NN, Inc.*                                                                            21
    6,600   Timken Co.                                                                          261
                                                                                       ------------
                                                                                              1,001
                                                                                       ------------
            MARINE (0.0%)
    1,500   Matson, Inc.                                                                         32
                                                                                       ------------
            OFFICE SERVICES & SUPPLIES (0.0%)
    2,100   Knoll, Inc.                                                                          30
                                                                                       ------------
            RAILROADS (0.7%)
   27,700   CSX Corp.                                                                           567
    8,400   Norfolk Southern Corp.                                                              515
    4,600   Union Pacific Corp.                                                                 566
                                                                                       ------------
                                                                                              1,648
                                                                                       ------------
            RESEARCH & CONSULTING SERVICES (0.0%)
    1,800   Navigant Consulting, Inc.*                                                           19
                                                                                       ------------
            TRADING COMPANIES & DISTRIBUTORS (0.1%)
    3,600   Applied Industrial Technologies, Inc.                                               146

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7  | USAA First Start Growth Fund

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
    1,900   DXP Enterprises, Inc.*                                                     $         94
                                                                                       ------------
                                                                                                240
                                                                                       ------------
            Total Industrials                                                                10,816
                                                                                       ------------
            INFORMATION TECHNOLOGY (8.4%)
            -----------------------------
            APPLICATION SOFTWARE (0.3%)
    9,100   Intuit, Inc.                                                                        541
      700   Solarwinds, Inc.*                                                                    35
                                                                                       ------------
                                                                                                576
                                                                                       ------------
            COMMUNICATIONS EQUIPMENT (0.9%)
    2,100   Brocade Communications Systems, Inc.*                                                11
   68,900   Cisco Systems, Inc.                                                               1,181
   17,100   QUALCOMM, Inc.                                                                    1,002
                                                                                       ------------
                                                                                              2,194
                                                                                       ------------
            COMPUTER HARDWARE (2.0%)
    6,180   Apple, Inc.                                                                       3,678
   35,000   Dell, Inc.                                                                          323
   51,800   Hewlett-Packard Co.                                                                 717
                                                                                       ------------
                                                                                              4,718
                                                                                       ------------
            COMPUTER STORAGE & PERIPHERALS (0.2%)
   14,300   EMC Corp.*                                                                          349
                                                                                       ------------
            DATA PROCESSING & OUTSOURCED SERVICES (0.5%)
   14,800   CoreLogic, Inc.*                                                                    352
      200   Fiserv, Inc.*                                                                        15
    4,300   Global Payments, Inc.                                                               184
   11,800   Lender Processing Services, Inc.                                                    285
    1,300   Syntel, Inc.                                                                         77
    2,000   Visa, Inc. "A"                                                                      278
                                                                                       ------------
                                                                                              1,191
                                                                                       ------------
            ELECTRONIC COMPONENTS (0.0%)
    1,500   Dolby Laboratories, Inc. "A"*                                                        47
    2,100   Power-One, Inc.*                                                                      9
                                                                                       ------------
                                                                                                 56
                                                                                       ------------
            HOME ENTERTAINMENT SOFTWARE (0.1%)
   21,000   Activision Blizzard, Inc.                                                           229
                                                                                       ------------
            INTERNET SOFTWARE & SERVICES (0.7%)
    6,400   Akamai Technologies, Inc.*                                                          243
    2,200   Ancestry.Com, Inc.*                                                                  70
   10,800   Dice Holdings, Inc.*                                                                 95
    1,110   Google, Inc. "A"*                                                                   755
      600   IAC/InterActiveCorp.                                                                 29
    8,400   United Online, Inc.                                                                  45
   22,100   Yahoo!, Inc.*                                                                       371
                                                                                       ------------
                                                                                              1,608
                                                                                       ------------
            IT CONSULTING & OTHER SERVICES (1.0%)
   12,500   Accenture plc "A"                                                                   843
    5,600   International Business Machines Corp.                                             1,089
    9,600   SAIC, Inc.                                                                          106
   11,700   Unisys Corp.*                                                                       199
                                                                                       ------------
                                                                                              2,237
                                                                                       ------------
            SEMICONDUCTOR EQUIPMENT (0.0%)
    7,800   Kulicke & Soffa Industries, Inc.*                                                    80
    1,700   Ultra Clean Holdings, Inc.*                                                           8
                                                                                       ------------
                                                                                                 88
                                                                                       ------------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            SEMICONDUCTORS (0.8%)
    2,000   Inphi Corp.*                                                               $         17
   56,900   Intel Corp.                                                                       1,230
   36,800   LSI Corp.*                                                                          252
   25,400   NVIDIA Corp.*                                                                       304
    5,100   Silicon Image, Inc.*                                                                 22
    1,800   Silicon Laboratories, Inc.*                                                          73
                                                                                       ------------
                                                                                              1,898
                                                                                       ------------
            SYSTEMS SOFTWARE (1.6%)
   14,200   CA, Inc.                                                                            320
   63,800   Microsoft Corp.                                                                   1,820
   45,400   Oracle Corp.                                                                      1,410
    2,800   VMware, Inc. "A"*                                                                   237
                                                                                       ------------
                                                                                              3,787
                                                                                       ------------
            TECHNOLOGY DISTRIBUTORS (0.3%)
   10,000   Avnet, Inc.*                                                                        286
   18,000   Ingram Micro, Inc. "A"*                                                             274
      700   Tech Data Corp.*                                                                     31
                                                                                       ------------
                                                                                                591
                                                                                       ------------
            Total Information Technology                                                     19,522
                                                                                       ------------
            MATERIALS (1.9%)
            ----------------
            ALUMINUM (0.2%)
   41,900   Alcoa, Inc.                                                                         359
    2,100   Noranda Aluminum Holding Corp.                                                       13
                                                                                       ------------
                                                                                                372
                                                                                       ------------
            COMMODITY CHEMICALS (0.0%)
    2,700   Koppers Holdings, Inc.                                                               96
                                                                                       ------------
            CONSTRUCTION MATERIALS (0.1%)
    2,200   Eagle Materials, Inc.                                                               117
                                                                                       ------------
            DIVERSIFIED CHEMICALS (0.2%)
    5,800   Eastman Chemical Co.                                                                343
    3,000   LSB Industries, Inc.*                                                               121
                                                                                       ------------
                                                                                                464
                                                                                       ------------
            DIVERSIFIED METALS & MINING (0.3%)
    5,500   Freeport-McMoRan Copper & Gold, Inc.                                                214
   10,700   Southern Copper Corp.                                                               408
                                                                                       ------------
                                                                                                622
                                                                                       ------------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.3%)
    3,400   CF Industries Holdings, Inc.                                                        698
                                                                                       ------------
            GOLD (0.0%)
      400   Newmont Mining Corp.                                                                 22
                                                                                       ------------
            METAL & GLASS CONTAINERS (0.1%)
      700   Greif, Inc. "A"                                                                      30
   15,300   Owens-Illinois, Inc.*                                                               298
                                                                                       ------------
                                                                                                328
                                                                                       ------------
            PAPER PRODUCTS (0.1%)
    4,000   Schweitzer-Mauduit International, Inc.                                              140
                                                                                       ------------
            PRECIOUS METALS & MINERALS (0.2%)
   14,600   Coeur d'Alene Mines Corp.*                                                          451
                                                                                       ------------
            SPECIALTY CHEMICALS (0.3%)
    2,300   LyondellBasell Industries N.V. "A"                                                  123

================================================================================

9  | USAA First Start Growth Fund

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
    4,400   Sherwin-Williams Co.                                                       $        627
                                                                                       ------------
                                                                                                750
                                                                                       ------------
            STEEL (0.1%)
    3,400   Metals USA Holdings Corp.                                                            50
    4,000   Reliance Steel & Aluminum Co.                                                       217
      900   Worthington Industries, Inc.                                                         19
                                                                                       ------------
                                                                                                286
                                                                                       ------------
            Total Materials                                                                   4,346
                                                                                       ------------
            TELECOMMUNICATION SERVICES (1.3%)
            ---------------------------------
            ALTERNATIVE CARRIERS (0.0%)
    5,200   Premiere Global Services, Inc.*                                                      44
                                                                                       ------------
            INTEGRATED TELECOMMUNICATION SERVICES (1.2%)
   39,400   AT&T, Inc.                                                                        1,363
   33,200   Verizon Communications, Inc.                                                      1,482
                                                                                       ------------
                                                                                              2,845
                                                                                       ------------
            WIRELESS TELECOMMUNICATION SERVICES (0.1%)
   15,900   MetroPCS Communications, Inc.*                                                      163
                                                                                       ------------
            Total Telecommunication Services                                                  3,052
                                                                                       ------------
            UTILITIES (1.8%)
            ----------------
            ELECTRIC UTILITIES (1.0%)
   13,600   Duke Energy Corp.                                                                   893
    6,500   El Paso Electric Co.                                                                221
    4,500   Entergy Corp.                                                                       327
      500   Exelon Corp.                                                                         18
   15,100   NV Energy, Inc.                                                                     287
    9,000   PPL Corp.                                                                           266
    4,300   Southern Co.                                                                        201
                                                                                       ------------
                                                                                              2,213
                                                                                       ------------
            GAS UTILITIES (0.1%)
    7,700   UGI Corp.                                                                           249
                                                                                       ------------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
   26,700   AES Corp.                                                                           279
                                                                                       ------------
            MULTI-UTILITIES (0.5%)
    2,100   Alliant Energy Corp.                                                                 94
      500   Ameren Corp.                                                                         16
    3,200   Dominion Resources, Inc.                                                            169
    3,500   PG&E Corp.                                                                          149
   19,100   Public Service Enterprise Group, Inc.                                               612
                                                                                       ------------
                                                                                              1,040
                                                                                       ------------
            WATER UTILITIES (0.1%)
    8,500   American Water Works Co., Inc.                                                      312
                                                                                       ------------
            Total Utilities                                                                   4,093
                                                                                       ------------
            Total Common Stocks (cost: $94,171)                                             105,547
                                                                                       ------------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL
AMOUNT                                                                                       MARKET
$(000)/                                                                                       VALUE
SHARES      SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            PREFERRED SECURITIES (2.2%)

            CONSUMER STAPLES (0.4%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.4%)
   10,000   Dairy Farmers of America, Inc., 7.88%,
               cumulative redeemable, perpetual(b)                                     $      1,022
                                                                                       ------------
            ENERGY (0.2%)
            -------------
            OIL & GAS EXPLORATION & PRODUCTION (0.2%)
      500   Chesapeake Energy Corp., 5.75%, perpetual(b)                                        478
                                                                                       ------------
            FINANCIALS (1.6%)
            -----------------
            LIFE & HEALTH INSURANCE (0.3%)
   28,000   Delphi Financial Group, Inc., 7.38%, perpetual                                      705
                                                                                       ------------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.6%)
   32,931   ING Groep N.V., 7.20%, perpetual                                                    833
       10   International Lease Finance Corp., 0.39%, perpetual(a)                              620
                                                                                       ------------
                                                                                              1,453
                                                                                       ------------
            REINSURANCE (0.4%)
      500   American Overseas Group Ltd., 7.50%, non-cumulative, perpetual, acquired
               3/09/2007; cost $526(a),(c)                                                      125
     $804   Swiss Re Capital I, LP, 6.85%, redeemable, perpetual(b)                             839
                                                                                       ------------
                                                                                                964
                                                                                       ------------
            REITs - OFFICE (0.3%)
   20,000   Commonwealth REIT, Series E, 7.25%, cumulative redeemable, perpetual                536
                                                                                       ------------
            Total Financials                                                                  3,658
                                                                                       ------------
            Total Preferred Securities (cost: $5,139)                                         5,158
                                                                                       ------------

PRINCIPAL
AMOUNT
$(000)
---------------------------------------------------------------------------------------------------
            EXCHANGE-TRADED FUNDS (22.7%)

            DOMESTIC EXCHANGE-TRADED FUNDS (0.5%)
            -------------------------------------
$  14,800   iShares Russell 1000 Index Fund                                                   1,154
                                                                                       ------------
            FOREIGN EXCHANGE-TRADED FUNDS (22.2%)
            -------------------------------------
  640,858   iShares MSCI EAFE Index Fund                                                     34,331
  415,622   Vanguard MSCI Emerging Markets ETF                                               17,244
                                                                                       ------------
            Total Foreign Exchange-Traded Funds                                              51,575
                                                                                       ------------
            Total Exchange-Traded Funds (cost: $56,178)                                      52,729
                                                                                       ------------
            Total Equity Securities (cost: $155,488)                                        163,434
                                                                                       ------------

================================================================================

11  | USAA First Start Growth Fund

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
            BONDS (27.3%)

            CORPORATE OBLIGATIONS (10.3%)

            ENERGY (1.1%)
            -------------
            OIL & GAS EXPLORATION & PRODUCTION (0.2%)
$     655   Quicksilver Resources, Inc.                        7.13%       4/01/2016   $        573
                                                                                       ------------
            OIL & GAS STORAGE & TRANSPORTATION (0.9%)
    1,000   Enbridge Energy Partners, LP                       8.05       10/01/2037          1,144
    1,000   Southern Union Co.                                 3.46 (e)   11/01/2066            829
                                                                                       ------------
                                                                                              1,973
                                                                                       ------------
            Total Energy                                                                      2,546
                                                                                       ------------
            FINANCIALS (7.0%)
            -----------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.3%)
      875   State Street Capital Trust IV                      1.39 (e)    6/15/2037            674
                                                                                       ------------
            CONSUMER FINANCE (0.5%)
      500   American Express Co.                               6.80        9/01/2066            545
      611   Capital One Financial Corp.                        7.69        8/15/2036            622
                                                                                       ------------
                                                                                              1,167
                                                                                       ------------
            LIFE & HEALTH INSURANCE (0.8%)
      500   Great-West Life & Annuity Insurance Co. (b)        7.15        5/16/2046            519
      500   Lincoln National Corp.                             7.00        5/17/2066            515
      500   Principal Financial Global Fund, LLC               0.87 (e)    1/10/2031            385
      500   StanCorp Financial Group, Inc.                     6.90        6/01/2067            500
                                                                                       ------------
                                                                                              1,919
                                                                                       ------------
            MULTI-LINE INSURANCE (1.8%)
    1,500   Genworth Financial, Inc.                           6.15       11/15/2066          1,033
    1,500   Glen Meadow (b)                                    6.51        2/12/2067          1,380
    1,000   Nationwide Mutual Insurance Co. (b)                5.81       12/15/2024            962
      800   ZFS Finance USA Trust V (b)                        6.50        5/09/2037            858
                                                                                       ------------
                                                                                              4,233
                                                                                       ------------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)
    1,000   JPMorgan Chase Capital XIII                        1.31 (e)    9/30/2034            809
                                                                                       ------------
            PROPERTY & CASUALTY INSURANCE (1.5%)
    1,000   Allstate Corp.                                     6.13        5/15/2037          1,040
      500   HSB Group, Inc.                                    1.25 (e)    7/15/2027            351
      500   Ironshore Holdings, Inc. (b)                       8.50        5/15/2020            564
      500   Progressive Corp.                                  6.70        6/15/2037            547
    1,000   Travelers Companies, Inc.                          6.25        3/15/2037          1,060
                                                                                       ------------
                                                                                              3,562
                                                                                       ------------
            REGIONAL BANKS (1.4%)
      150   First Empire Capital Trust I                       8.23        2/01/2027            151
    1,000   Fulton Capital Trust I                             6.29        2/01/2036            953
    1,000   KeyCorp Capital I                                  1.10 (e)    7/01/2028            773
    1,000   Manufacturers & Traders Trust Co.                  5.63       12/01/2021          1,023
      400   Susquehanna Bancshares, Inc.                       2.26 (e)    5/01/2014            383
                                                                                       ------------
                                                                                              3,283
                                                                                       ------------
            REITs - RETAIL (0.3%)
      577   Brixmor LLC                                        7.68       11/02/2026            560
                                                                                       ------------
            Total Financials                                                                 16,207
                                                                                       ------------

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE       MATURITY            (000)
---------------------------------------------------------------------------------------------------
            INDUSTRIALS (0.4%)
            ------------------
            AEROSPACE & DEFENSE (0.4%)
$   1,000   Textron Financial Corp. (b)                        6.00%       2/15/2067   $        875
                                                                                       ------------
            UTILITIES (1.8%)
            ----------------
            ELECTRIC UTILITIES (0.6%)
      233   FPL Group Capital, Inc.                            6.65        6/15/2067            252
      500   PPL Capital Funding, Inc.                          6.70        3/30/2067            527
      949   Texas Competitive Electric Holdings Co., LLC (f)   4.75       10/10/2017            616
                                                                                       ------------
                                                                                              1,395
                                                                                       ------------
            MULTI-UTILITIES (1.2%)
    1,000   Dominion Resources, Inc.                           7.50        6/30/2066          1,101
    1,000   Puget Sound Energy, Inc.                           6.97        6/01/2067          1,056
      725   Wisconsin Energy Corp.                             6.25        5/15/2067            778
                                                                                       ------------
                                                                                              2,935
                                                                                       ------------
            Total Utilities                                                                   4,330
                                                                                       ------------
            Total Corporate Obligations(cost: $20,643)                                       23,958
                                                                                       ------------
            EURODOLLAR AND YANKEE OBLIGATIONS (3.4%)

            FINANCIALS (3.2%)
            -----------------
            DIVERSIFIED BANKS (1.1%)
    1,500   Barclays Bank plc                                  1.00 (e)            -(g)         728
    2,040   HSBC Bank plc                                      1.00 (e)            -(g)       1,020
      500   Landsbanki Islands hf, acquired 10/12/2007;
                cost $500 (a),(b),(c),(h)                      7.43                -(g)          --
      700   Royal Bank of Scotland Group plc                   9.50 (e)    3/16/2022            804
                                                                                       ------------
                                                                                              2,552
                                                                                       ------------
            DIVERSIFIED CAPITAL MARKETS (0.4%)
    1,000   Deutsche Bank Capital Trust IV                     4.59 (e)            -(g)         815
                                                                                       ------------
            MULTI-LINE INSURANCE (0.8%)
    1,755   AXA S.A.                                           1.68 (e)            -(g)         939
    1,000   Oil Insurance Ltd. (b)                             3.34 (e)            -(g)         897
                                                                                       ------------
                                                                                              1,836
                                                                                       ------------
            PROPERTY & CASUALTY INSURANCE (0.4%)
    1,000   QBE Insurance Group Ltd. (b)                       5.65        7/01/2023            991
                                                                                       ------------
            REGIONAL BANKS (0.0%)
    1,000   Glitnir Banki hf, acquired 9/11/2006 and
                 10/18/2006; cost $1,017 (a),(b),(c),(h)       7.45               --(g)          --
                                                                                       ------------
            REINSURANCE (0.5%)
      500   Max USA Holdings Ltd. (b)                          7.20        4/14/2017            527
      500   Platinum Underwriters Finance, Inc.                7.50        6/01/2017            547
                                                                                       ------------
                                                                                              1,074
                                                                                       ------------
            Total Financials                                                                  7,268
                                                                                       ------------
            MATERIALS (0.2%)
            ----------------
            STEEL (0.2%)
      500   ArcelorMittal                                      4.00        2/25/2015            500
                                                                                       ------------
            Total Eurodollar and Yankee Obligations(cost: $8,626)                             7,768
                                                                                       ------------

================================================================================

13  | USAA First Start Growth Fund

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                       COUPON                           VALUE
(000)       SECURITY                                           RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
            COMMERCIAL MORTGAGE SECURITIES (7.6%)

            FINANCIALS (7.6%)
            -----------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (7.6%)
$     500   Banc of America Commercial Mortgage, Inc.          5.77%       5/10/2045   $        512
      400   Banc of America Commercial Mortgage, Inc.          5.46        9/10/2045            388
      230   Banc of America Commercial Mortgage, Inc.          5.68        7/10/2046            260
    1,000   Banc of America Commercial Mortgage, Inc.          5.18        9/10/2047            886
      500   Banc of America Commercial Mortgage, Inc.          6.20        2/10/2051            473
      500   Bear Stearns Commercial Mortgage Securities, Inc.  4.99        9/11/2042            511
      500   Citigroup Commercial Mortgage Trust                5.40        7/15/2044            520
      530   Citigroup Commercial Mortgage Trust                5.73        3/15/2049            521
      480   Commercial Mortgage Pass-Through Certificates      5.21        6/10/2044            506
      500   Credit Suisse Commercial Mortgage Trust            5.55        2/15/2039            529
      745   Credit Suisse First Boston Mortgage
               Securities Corp.                                5.10        8/15/2038            780
    1,000   GE Capital Commercial Mortgage Corp.               5.61       12/10/2049            981
      500   GMAC Commercial Mortgage Securities, Inc.          4.97       12/10/2041            430
      250   GMAC Commercial Mortgage Securities, Inc.          4.98       12/10/2041            157
    1,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                5.04       10/15/2042            883
      690   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                5.57        4/15/2043            665
      378   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                5.33       12/15/2044            399
      500   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                5.33       12/15/2044            511
    1,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                5.48        5/15/2045            958
      690   Merrill Lynch Mortgage Trust                       5.24       11/12/2037            761
      250   Merrill Lynch Mortgage Trust                       5.10        7/12/2038            173
      500   Merrill Lynch Mortgage Trust                       5.14        7/12/2038            516
      135   Merrill Lynch Mortgage Trust                       5.31        7/12/2038             80
      670   Merrill Lynch Mortgage Trust                       5.67        5/12/2039            646
      500   Merrill Lynch Mortgage Trust                       5.01       10/12/2041            471
    1,000   ML-CFC Commercial Mortgage Trust                   5.42        8/12/2048          1,028
      500   ML-CFC Commercial Mortgage Trust                   6.16        8/12/2049            515
      500   Morgan Stanley Capital I, Inc.                     5.07        8/13/2042            523
      500   Morgan Stanley Capital I, Inc.                     5.79        7/12/2044            527
    1,000   Morgan Stanley Capital I, Inc.                     4.77        7/15/2056          1,047
      500   Wachovia Bank Commercial Mortgage Trust            5.60       10/15/2048            542
                                                                                       ------------
                                                                                             17,699
                                                                                       ------------
            Total Financials                                                                 17,699
                                                                                       ------------
            Total Commercial Mortgage Securities(cost: $15,635)                              17,699
                                                                                       ------------
            U.S. TREASURY SECURITIES (6.0%)

            BONDS (3.0%)
            ------------
      750   2.75%, 8/15/2042                                                                    735
    6,100   3.00%, 5/15/2042                                                                  6,302
                                                                                       ------------
            Total Bonds                                                                       7,037
                                                                                       ------------
            NOTES (3.0%)
            ------------
    4,970   1.63%, 8/15/2022                                                                  4,943

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                                                        VALUE
(000)       SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
$   2,000   1.75%, 5/15/2022                                                           $      2,020
                                                                                       ------------
            Total Notes                                                                       6,963
                                                                                       ------------
            Total U.S. Treasury Securities(cost: $13,913)                                    14,000
                                                                                       ------------
            Total Bonds (cost: $58,817)                                                      63,425
                                                                                       ------------

NUMBER
OF SHARES
---------------------------------------------------------------------------------------------------
            MONEY MARKET INSTRUMENTS (1.7%)

            MONEY MARKET FUNDS (1.7%)
4,087,908   State Street Institutional Liquid Reserve Fund,
               0.19%(d) (cost: $4,088)                                                        4,088
                                                                                       ------------

            TOTAL INVESTMENTS (COST: $218,393)                                         $    230,947
                                                                                       ============

NUMBER
OF
CONTRACTS
---------------------------------------------------------------------------------------------------
            PURCHASED OPTIONS (0.2%)
      162   Put - S&P 500 Index expiring November 17, 2012 at 1430                              500
                                                                                       ------------

            TOTAL PURCHASED OPTIONS (COST: $350)                                       $        500
                                                                                       ============
            WRITTEN OPTIONS (0.0%)
    (162)   Put - S&P 500 Index expiring November 17, 2012 at 1330                              (50)
                                                                                       ------------

            TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED: $97)                             $        (50)
                                                                                       ============

================================================================================

15  | USAA First Start Growth Fund

================================================================================

($ IN 000s)                                          VALUATION HIERARCHY
                                                     -------------------

                                         (LEVEL 1)        (LEVEL 2)       (LEVEL 3)
                                       QUOTED PRICES        OTHER        SIGNIFICANT
                                         IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                          MARKETS        OBSERVABLE         INPUTS
                                       FOR IDENTICAL        INPUTS
ASSETS                                     ASSETS                                                 TOTAL
-------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                        $     105,510     $        37     $         --     $     105,547
  Preferred Securities                            --           4,413              745             5,158
  Exchange-Traded Funds:
   Domestic Exchange-Traded Funds              1,154              --               --             1,154
   Foreign Exchange-Traded Funds              51,575              --               --            51,575
Bonds:
  Corporate Obligations                           --          23,958               --            23,958
  Eurodollar And Yankee Obligations               --           7,768               --             7,768
  Commercial Mortgage Securities                  --          17,699               --            17,699
  U.S. Treasury Securities                    14,000              --               --            14,000
Money Market Instruments:
  Money Market Funds                           4,088              --               --             4,088
Purchased Options                                500              --               --               500
-------------------------------------------------------------------------------------------------------
Total                                  $     176,827     $    53,875     $        745     $     231,447
-------------------------------------------------------------------------------------------------------

                                         (LEVEL 1)        (LEVEL 2)       (LEVEL 3)
                                       QUOTED PRICES        OTHER        SIGNIFICANT
                                         IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                          MARKETS        OBSERVABLE         INPUTS
                                       FOR IDENTICAL        INPUTS
LIABILITIES                             LIABILITIES                                               TOTAL
-------------------------------------------------------------------------------------------------------
Written Options                        $        (50)     $        --     $         --     $         (50)
-------------------------------------------------------------------------------------------------------
Total                                  $        (50)     $        --     $         --     $         (50)
-------------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                                   Preferred Securities
-------------------------------------------------------------------------------------------------------
Balance as of July 31, 2012                                                                        $725
Purchases                                                                                             -
Sales                                                                                                 -
Transfers into Level 3                                                                                -
Transfers out of Level 3                                                                              -
Net realized gain (loss)                                                                              -
Change in net unrealized appreciation/depreciation                                                   20
-------------------------------------------------------------------------------------------------------
Balance as of October 31, 2012                                                                     $745
-------------------------------------------------------------------------------------------------------

For the period of August 1, 2012, through October 31, 2012, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2012 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this quarterly report pertains only to the USAA First Start Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

================================================================================

17  | USAA First Start Growth Fund

================================================================================

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, and one of the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

================================================================================

                                         Notes to Portfolio of Investments |  18

================================================================================

9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain common stocks traded on foreign exchanges, whose fair values at the reporting date included an adjustment to reflect changes occurring subsequent to the close of trading in the foreign markets but prior to the close of trading in comparable U.S. securities markets, certain preferred securities, and all bonds, except U.S. Treasuries, which are valued based on methods discussed in Note A5.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of some securities falling in the Level 3 category are primarily supported by recent tender offers or quoted prices obtained from broker-dealers participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

================================================================================

19  | USAA First Start Growth Fund

================================================================================

Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. OPTIONS TRANSACTIONS -- The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the

================================================================================

                                         Notes to Portfolio of Investments |  20

================================================================================

amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

E. As of October 31, 2012, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2012, were $21,452,000 and $8,748,000, respectively, resulting in net unrealized appreciation of $12,704,000. Investments in foreign securities were 28.2% of net assets at October 31, 2012.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $232,254,000 at October 31, 2012, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

G. The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

REIT   Real estate investment trust

================================================================================

21  | USAA First Start Growth Fund

================================================================================

SPECIFIC NOTES

(a) Security was fair valued at October 31, 2012, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at October 31, 2012, was $125,000, which represented 0.1% of the Fund's net assets.
(d) Rate represents the money market fund annualized seven-day yield at October 31, 2012.
(e) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at October 31, 2012.
(f) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at October 31, 2012. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. Security deemed liquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(g) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(h) Currently the issuer is in default with respect to interest and/or principal payments.
*      Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  22




ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.













SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2012

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     12/19/2012
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     12/19/2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     12/19/2012
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.